Changes in Equity (Detail) In Thousands, except Share data, unless otherwise specified	9 Months Ended		9 Months Ended				9 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2012 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Ordinary Shares USD ($)	Sep. 30, 2012 Ordinary Shares CNY	Sep. 30, 2012 Additional Paid-in Capital CNY	Sep. 30, 2012 Additional Paid-in Capital USD ($)	Sep. 30, 2012 Retained Earnings CNY	Sep. 30, 2012 Retained Earnings USD ($)	Sep. 30, 2012 Accumulated Other Comprehensive Loss CNY	Sep. 30, 2012 Accumulated Other Comprehensive Loss USD ($)	Sep. 30, 2012 Noncontrolling interests CNY	Sep. 30, 2012 Noncontrolling interests USD ($)
Equity Note [Line Items]
Balance (in shares) at December 31, 2011			34,914,117	34,914,117
Balance at December 31, 2011	15,389,535	$ 3,703,912		15	1,771,770	$ 320,465	13,604,334	$ 3,380,018	(84,403)	$ (11,914)	97,819	$ 15,341
Net income	7,653,720						7,660,546				(6,826)
Other comprehensive income	9,404								9,523		(119)
Noncontrolling interests in an acquired subsidiary	(1,259)										(1,259)
Acquisition of a subsidiary's shares from noncontrolling interests	(1,021)				(1,499)						478
Issuance of subsidiary shares	74,471				74,471
Disposal of a subsidiary	5,253										5,253
Accretion of redeemable noncontrolling interests	(22,143)						(22,143)
Exercise of share-based awards (in shares)			44,820	44,820
Exercise of share-based awards	47,327				47,327
Share-based compensation	123,058				121,988						1,070
Balance (in shares) at September 30, 2012			34,958,937	34,958,937
Balance at September 30, 2012	23,278,345	$ 3,703,912	$ 2	15	2,014,057	$ 320,465	21,242,737	$ 3,380,018	(74,880)	$ (11,914)	96,416	$ 15,341